TAXES PAYABLE (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
TAXES PAYABLE
Income taxes payable	$ 623,812	$ 465,291
VAT payable	0	458
Other	13	1,129
Total taxes payable	$ 623,825	$ 466,878